UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

AMERICA MOVIL

Ticker:	AMX	Meeting Date:	4/28/2014
CUSIP	02364W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPOINTMENT OR RE-ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

2.APPOINTMENT OF THE DELEGATES TO EXECUTE, AND IF APPLICABLE, FORMALIZE				FOR	FOR	WITH	ISSUER
THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/12/2014
CUSIP	026874784

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.n. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO VOTE ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION

3. TO AMEND AND RESTATE AIG'S RESTATED CERTIFICATE OF INORPORATION TO CONTINUE				FOR	FOR	WITH	ISSUER
TO RESTRICT CERTAIN TRANSFERS OF AIG STOCK IN ORDER TO PROTECT AIG'S TAX ATTRIBUTES

4. TO ACT UPON A PORPOSAL TO RATIFY THE AMENDMENT TO EXTEND THE EXPIRATION OF				FOR	FOR	WITH	ISSUER
THE AIG TAX ASSET PROECTION PLAN

5. TO ACT UPON A PROPOSAL TO RATIFY PRICEWATERHOUSE COOPERS AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013

APPLE, INC.

Ticker:	AAPL	Meeting Date:	2/28/2014
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.08 ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. AMENDMENT OF APPLE'S RESTATED ARTICLES OF INCORPORATION TO IMPLEMENT				FOR	FOR	WITH	ISSUER
MAJORITY VOTING FOR THE ELECTION OF DIRECTORS.

3. AMENDMENT TO ARTICLES TO ELIMINATE THE "BLANK CHECK" AUTHORITY OF THE				FOR	FOR	WITH	ISSUER
BOARD TO ISSUE PREFERRED STOCK

4. THE AMENDMENT OF THE ARTICLES TO ESTABLISH A PAR VALUE FOR THE COMPANY'S				FOR	FOR	WITH	ISSUER
COMMON STOCK OF $0.00001 PER SHARE

5. RATIFICATION OF EARNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM

6. A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

7. APPROVAL OF APPLE INC. 2014 EMPLOYEE STOCK PLAN				FOR	FOR	WITH	ISSUER

8. PROPOSAL BY JOHN HARRINGTON AND NORTHSTAR ASSET MANAGEMENT INC. ENTITLED				AGAINST	AGAINST	WITH	STOCKHOLDER
"BOARD COMMITTEE ON HUMAN RIGHTS' TO AMEND COMPANY'S BYLAWS

9. REPORT ON COMPANY MEMBERSHIP AND INVOLVEMENT WITH CERTAIN TRADE				AGAINST	AGAINST	WITH	STOCKHOLDER
ASSOCIATIONS AND BUSINESS ORGANIZATIONS

10. PROPOSAL BY CARL ICAHN THAT THE COMPANY COMMIT TO COMPLETING NOT LESS				AGAINST	AGAINST	WITH	STOCKHOLDER
THAN $50 BILLION OF SHARE REPURCHASES DURING IT'S 2014 FISCAL YEAR

11. PROXY ACCESS FOR SHAREHOLDERS				AGAINST	AGAINST	WITH	STOCKHOLDER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	5/7/2014
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1O. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY (NON-BINDING) "SAY ON PAY" VOTE TO APPROVE EXEUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2014				FOR	FOR	WITH	ISSUER

4. APPROVAL OF AMENDMENT TO THE SERIES T PREFERRED STOCK				FOR	FOR	WITH	ISSUER

5. CUMULATIVE VOTING IN DIRECTOR ELECTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROXY ACCESS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. CLIMATE CHANGE REPORT				AGAINST	AGAINST	WITH	STOCKHOLDER

8. LOBBYING REPORT				AGAINST	AGAINST	WITH	STOCKHOLDER

BNP PARIBAS

Ticker:	BNPQY	Meeting Date:	5/14/2014
CUSIP	05565A202

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS FOR 2013				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE CONSOLIDATED STATEMENTS FOR 2013				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR FISCAL YEAR ENDED 2013 AND DISTRIBUTION OF				FOR	FOR	WITH	ISSUER
DIVIDENDS

4. SPECIAL REPORT OF THE STATUTORY AUDITORS ON THE AGREEMENTS AND				FOR	FOR	WITH	ISSUER
COMMITMENTS SET OUT IN THE ARTICLES

5. AUTHORIZATION FOR BNP PARIBAS TO BUY BACK ITS OWN SHARES				FOR	FOR	WITH	ISSUER

6.-10. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

11. -14. VOTE ON THE REMUNERATION ELEMENTS DUE TO OFFICERS AND DIRECTORS				FOR	FOR	WITH	ISSUER

15. UPPER LIMIT ON REMUNERATION PAYABLE TO SENIOR MANAGERS				FOR	FOR	WITH	ISSUER

16. ISSUE WITH MAINTENANCE OF PRE-EMPTIVE SUBSCRIPTION RIGHTS				FOR	FOR	WITH	ISSUER

17. ISSUE, WITH WAIVING OF PRE-EMPTIVE SUBSCRIPTION RIGHTS				FOR	FOR	WITH	ISSUER

18. ISSUE WITH WAIVING OF PRE-EMPTIVE SUBSCRIPTION RIGHTS, OF ORDINARY SHARES				FOR	FOR	WITH	ISSUER
AND SECURITIES THAT GIVE ACCESS TO THE SHARE CAPITAL, INTENDED TO PAY FOR
SECURITIES CONTRIBUTED DURING PUBLIC EXCHANGE OFFERS.

19. ISSUE WITH WAIVING OF PRE-EMPTIVE SUBSCRIPTION RIGHTS, OF ORDINARY SHARES				FOR	FOR	WITH	ISSUER
OR SECURITIES THAT GIVE ACCESS TO THE SAHRE CAPITAL, UP TO 10% OF THE SHARE
CAPITAL, AS CONSIDERATION FOR CONTRIBUTIONS IN KIND

20. OVERALL LIMITATION OF ISSUE AUTHORIZATIONS WITH WAIVING OF PRE-EMPTIVE				FOR	FOR	WITH	ISSUER
SUBSCRIPTION RIGHTS

21. CAPITAL INCREASE BY CAPITALISM OF RESERVES OR PROFITS, SHARE PREMIUMS				FOR	FOR	WITH	ISSUER
OR OTHER PAID IN CAPITAL

22. OVERALL LIMITATION OF ISSUE AUTHORISATIONS WITH OR WITHOUT WAIVING OF				FOR	FOR	WITH	ISSUER
PRE-EMPTIVE SUBSCRIPTIONS RIGHTS

23. AUTH TO CARRY OUT OPERATIONS RESERVED FOR MEMBERS OF THE BNP PARIBAS				FOR	FOR	WITH	ISSUER
GROUP COMPANY SAVINGS PLAN THAT MAY TAKE THE FORM OF CAPITAL INCREASES
AND/OR RESERVED SALES DISPOSALS

24. AUTH FOR THE BOARD TO REDUCE THE SHARE CAPITAL BY CANCELLING SHARES				FOR	FOR	WITH	ISSUER

25. AUTH TO COMPLETE LEGAL FORMALITIES				FOR	FOR	WITH	ISSUER

CF INDUSTRIES HOLDINGS, INC.

Ticker:	CF	Meeting Date:	5/14/2014
CUSIP	125269100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1E. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AN AMENDMENT TO THE AMENDED AND RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO ELMINATE SUPERMAJORITY VOTING PROVISIONS FROM ARTICLE V

3. APPROVAL OF AN AMENDMENT TO THE AMENDED AND RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO ELMINATE SUPERMAJORITY VOTING PROVISIONS FROM ARTICLE X

4. APPROVAL OF AN AMENDMENT TO THE AMENDED AND RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO ELMINATE SUPERMAJORITY VOTING PROVISIONS FROM ARTICLE xi

5. TO GRANT HOLDERS OF NOT LESS THAN 25% OF OUR OUTSTANDING COMMON STOCK				FOR	FOR	WITH	ISSUER
THE RIGHT TO CALL A SPECIAL MEETING OF SHAREHOLDERS

6. ADVISORY RESOLUTION REGARDING COMPENSATIONOF NAMED OFFICERS				FOR	FOR	WITH	ISSUER

7. APPROVAL OF 2014 EQUITY AND INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

8. RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM FOR 2014

CITIGROUP

Ticker:	C	Meeting Date:	4/22/2014
CUSIP	172967424

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1n. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM FOR 2014

3. ADVISORY APPROVAL OF CITI'S 2013 EXECTUIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE CITIGROUP 20014 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. PROPOSAL REQUESTING THAT EXECUTIVESRETAIN A SIGNIFICANT PORTION OF THEIR				AGAINST	AGAINST	WITH	STOCKHOLDER
STOCK UNTIL REACHING NORMAL RETIREMENT AGE

6. REQUEST FOR A REPORT ON LOBBYING AND GRASSROOTS LOBBYING CONTIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. PROPSAL REQUESTING THE BOARD INSTITUTE A POLICY TO MAKE IT MORE PRACTICAL				AGAINST	AGAINST	WITH	STOCKHOLDER
TO DENY INDEMNIFICATION FOR DIRECTORS

8. REQUEST PROXY ACCESS FOR SHAREHOLDERS				AGAINST	AGAINST	WITH	STOCKHOLDER

CNOOC LTD.

Ticker:	CEO	Meeting Date:	11/27/2013
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE NON-EXEMPT CONTINUING TRANSACTIONS				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE PROPOSED CAPS FOR EACH CATEGORY OF THE NON-EXEMPT				FOR	FOR	WITH	ISSUER
CONTINUING CONNECTED TRANSACTIONS

CNOOC LTD.

Ticker:	CEO	Meeting Date:	5/23/2014
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. RECEIVE AND CONSIDER AUDITED STATEMENTS				FOR	FOR	WITH	ISSUER

A2. DECLARE DIVIDEND				FOR	FOR	WITH	ISSUER

A3-A9. RE-ELECT OFFICERS				FOR	FOR	WITH	ISSUER

A10. TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF EACH OF				FOR	FOR	WITH	ISSUER
THE DIRECTORS

A11. TO RE-APPOINT DELOITTE TOUCHE TOHMATSU AS THE INDEPENDENT AUDITORS OF				FOR	FOR	WITH	ISSUER
THE COMPANY

B1. TO GRANT GENERAL MANDATE TO DIRECTORS TO REPURCHASE SHARES IN THE				FOR	FOR	WITH	ISSUER
CAPITAL OF THE COMPANY NOT EXCEEDING 10%

B2. GRANT A GENERAL MANDATE TO ISSUE, ALLOT, AND DEAL WITH ADDITIONAL SHARES				FOR	FOR	WITH	ISSUER
IN CAPITAL

B3. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH SHARES IN CAPITAL OF THE COMPANY

COMPANHIA DE BEBIDAS

Ticker:	ABEV	Meeting Date:	1/2/2014
CUSIP	02319V103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO EXAMINE AND APPROVE ALL THE TERMS OF THE MERGER				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE RETENTION OF THE SPECIALIZED FIRM APSIS TO PREPARE THE				FOR	FOR	WITH	ISSUER
VALUATION REPORT

3. TO APPROVE THE VALUATION REPORT				FOR	FOR	WITH	ISSUER

4. TO APPROVE THE MERGER 1				FOR	FOR	WITH	ISSUER

5. TO EXAMINE, DISCUSS AND APPROVE ALL TERMS AND CONDITIONS OF THE PROTOCOL				FOR	FOR	WITH	ISSUER
AND JUSTIFICATION OF THE MERGER OF AMBEV BREASIL BEBIDAS WITH AND INTO THE
COMPANY, MERGER II

6. TO RATIFY THE RETENTION OF THE SPECIALTIZED FIRM APSIS TO PREPARE THE				FOR	FOR	WITH	ISSUER
VALUATION REPORT OF THE NET EQUITY

7. TO APPROVE THE VALUATION REPORT II				FOR	FOR	WITH	ISSUER

8. TO APPROVE MERGER II AND THE COMPANIES CAPITAL INCREASE				FOR	FOR	WITH	ISSUER

9. TO AMEND, AGAIN, THE FIRST PART OF ARTICLE 5 OF THE COMPANY'S BYLAWS				FOR	FOR	WITH	ISSUER

10. TO AMEND ARTICLE 3 OF THE COMPANY'S BYLAWS				FOR	FOR	WITH	ISSUER

11. TO AUTHORIZE THE COMPANY'S EXECUITVE COMMITTEE TO PERFORM ALL ACTS				FOR	FOR	WITH	ISSUER
NECESSARY FOR THE CONSUMMATION OF THE MERGER

12A-K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

12L. ALTERNATE BOARD MEMBER ELECTION				FOR	FOR	WITH	ISSUER

13. TO AMEND AND RESTATE THE COMPANY'S BY-LAWS IN ACCORDANCE WITH THE				FOR	FOR	WITH	ISSUER
COMPANY'S MANAGEMENT PROPOSAL

COMPANHIA DE BEBIDAS

Ticker:	ABEV	Meeting Date:	4/28/2014
CUSIP	02319V103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a. ANALYSIS OF THE MANAGEMENT ACCOUNTS, VOTING ON THE FINANCIAL STATEMETNS				FOR	FOR	WITH	ISSUER
FOR THE FISCAL YEAR ENDED 2013

1b. ALLOCATION OF THE NET PROFITS FOR THE FISCAL YEAR ENDED 2013 AND				FOR	FOR	WITH	ISSUER
RATIFICATION OF THE PAYMENT OF INTEREST ON OWN CPAITAL AND DISTRIBUTION OF
DIVIDENDS

1c. ELECTION OF FISCAL COUNCIL AND THEIR RESPECTIVE ALTERNATES				FOR	FOR	WITH	ISSUER

1d. RATIFICATION OF THE AMOUNTS PAID OUT AS COMPENSATION TO THE MANAGEMENT				FOR	FOR	WITH	ISSUER

2a. PURPOSE OF CARRYING OUT THE PARTIAL CAPITALIZATION OF THE TAX BENEFIT				FOR	FOR	WITH	ISSUER
EARNED BY THE COMPANY WITH THE PARTIAL AMORTIZATION OF THE SPECIAL PREMIUM
RESERVE

2b. NEW CAPITAL INCREASE CORRESPONDING TO THE CAPITALIZATION OF 30% OF THE				FOR	FOR	WITH	ISSUER
TAX BENEFIT EARNED WITH THE PARTIAL AMORTIZATION OF THE SPECIAL PREMIUM
RESERVE IN THE FISCAL YEAR OF 2013

2c. BY VIRTUE OF THE RESOLUTION MENTIONED IN 2b ABOVE AS WELL AS CAPITAL				FOR	FOR	WITH	ISSUER
INCREASES APPROVED BY THE COMPNAY'S BOARD OF DIRECTORS WITHIN THE LIMIT OF
THE AUTHORIZED CAPITAL

EMC CORPORATION

Ticker:	EMC	Meeting Date:	4/30/2014
CUSIP	268648102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1k. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. APPROVAL OF EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. INDEPENDENT BOARD CHAIRMAN AS DESCRIBED IN PROXY STATEMENT				AGAINST	AGAINST	WITH	STOCKHOLDER

5. ACT UPON PROPOSAL REGARDING POLITICAL CONTRIBUTIONS AS DESCRIBED IN PROXY				AGAINST	AGAINST	WITH	STOCKHOLDER
STATEMENT

GAZPROM

Ticker:	OGZPY	Meeting Date:	6/27/2014
CUSIP	368287207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE ANNUAL REPORT FOR 2013				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE ANNUAL ACCOUNTING STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROVE DISTRIBUTION OF THE COMPANY’S PROFITS				FOR	FOR	WITH	ISSUER

4. THE AMOUNT, TIMELINE, AND FORM OF YEAR END DIVIDENDS				FOR	FOR	WITH	ISSUER

5. APPROVAL OF THE COMPANY AUDITOR				FOR	FOR	WITH	ISSUER

6. PAYMENT OF THE REMUNERATION S TO MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

7. PAYMENT OF THE REMUNERATIONS TO MEMBERS OF THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

8. INTRODUCE AND APPROVE AMENDMENTS TO THE JSC CHARTER				FOR	FOR	WITH	ISSUER

9. INTRODUCE AND APPROVE AMENDMENTS TO THE REGULATION ON THE JSC BOARD OF				FOR	FOR	WITH	ISSUER
DIRECTORS

10. APPROVAL OF CONCLUSION OF SURETY AGREEMENT BETWEEN JSC AND SOUTH				FOR	FOR	WITH	ISSUER
STREAM TRANSPORT B.V.

11. APPROVAL OF RELATED PARTY TRANSACTIONS				FOR	FOR	WITH	ISSUER

12. ELECTION OF MEMBERS TO THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

13. ELECTION OF THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

GOOGLE INC.

Ticker:	GOOG	Meeting Date:	5/14/2014
CUSIP	38259P508

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.10. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY THE SELECTION OF ERNST & YOUNG AS NDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF 2013 COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS				FOR	FOR	WITH	ISSUER

4. EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING				AGAINST	AGAINST	WITH	STOCKHOLDER

5. PROPOSAL REGARDING A LOBBYING REPORT				AGAINST	AGAINST	WITH	STOCKHOLDR

6.ADOPTION OF MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. STOCKHOLDER PROPOSAL REGARDING TAX POLICY PRINCIPLES				AGAINST	AGAINST	WITH	STOCKHOLDER

8. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIRMAN OF THE BOARD				AGAINST	AGAINST	WITH	STOCKHOLDER
POLICY

HOLLYFRONTIER CORPORATION

Ticker:	HFC	Meeting Date:	5/14/2014
CUSIP	436106108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1.1I. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVE NAMED EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

4. STOCKHOLDER PROPOSAL - GREENHOUSE GAS EMISSIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

INTERNATIONAL BUSINESS MACHINES

Ticker:	IBM	Meeting Date:	4/29/2014
CUSIP	459200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES				FOR	FOR	WITH	ISSUER
PURSUANT TO SECTION 162(m) OF THE INTERNAL REVNUE CODE

5. ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

6. PROPOSAL FOR DICLOSURE OF LOBBYING POLICIES AND PRACTICES				AGAINST	AGAINST	WITH	STOCKHOLDR

7. PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT				AGAINST	AGAINST	WITH	STOCKHOLDER

8. PROPOSAL TO LIMIT ACCELERATED EXECTIVE PAY				AGAINST	AGAINST	WITH	STOCKHOLDR

JOY GLOBAL

Ticker:	JOY	Meeting Date:	3/4/2014
CUSIP	481165108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.08. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE CORPORATIONS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED ACCOUNTING FIRM

3. ADVISORY VOTE ON THE COMPENSATION OF THE CORPORATIONS NAMED EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

MASTERCARD INC.

Ticker:	MA	Meeting Date:	6/3/2014
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLC AS				FOR	FOR	WITH	ISSUER
INDEPENDENT PUBLIC ACCOUNTING FIRM

NATIONAL OILWELL VARCO, INC.

Ticker:	NOV	Meeting Date:	5/14/2014
CUSIP	637071101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

P.T. TELEKOMUNIKASI INDONESIA

Ticker:	TLK	Meeting Date:	4/4/2014
CUSIP	715684106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR 2013 FINANCIAL YEAR				FOR	FOR	WITH	ISSUER

4. DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD AND THE BOARD				FOR	FOR	WITH	ISSUER
OF COMMISSIONERS FOR 2013

5. APPOINTMENT OF PUBLIC ACCOUNTING FIRM FOR 2014				FOR	FOR	WITH	ISSUER

6. CHANGES IN THE COMPOSITION OF THE BOARD OF THE COMPANY				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL

Ticker:	TEVA	Meeting Date:	2/24/2014
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE COMPENSATION OF MR. EREZ VIGODMAN, THE PRESIDENT AND CHIEF				FOR	FOR	WITH	ISSUER
EXECUTIVE OFFICER DESIGNATE, AND MATTERS RELATING THERETO

TEVA PHARMACEUTICAL

Ticker:	TEVA	Meeting Date:	7/30/2014
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. APPOINT DAN PROPPER AS DIRECTOR				FOR	FOR	WITH	ISSUER

1B. APPOINT ORY SLONIM AS DIRECTOR				FOR	FOR	WITH	ISSUER

2A. APPOINT MR. JOSEPH NITZANI TO SERVE AS STATUTORY INDEPENDENT DIRECTOR				FOR	FOR	WITH	ISSUER

2B. APPOINT MR, JEAN-MICHAEL HALFON TO SERVE AS STATUTORY INDEPENDENT				FOR	FOR	WITH	ISSUER
DIRECTOR

3A. APPROVE ANNUAL CASH BONUS OBJECTIVES				FOR	FOR	WITH	ISSUER

3B. APPROVE ANNUAL EQUITY AWARDS FOR PRESIDENT AND CEO				FOR	FOR	WITH	ISSUER

4. APPORVE PURCHASE OF DIRECTORS AND OFFICERS LIABILITY INSURANCE				FOR	FOR	WITH	ISSUER

5. TO APPOINT KESSELMAN & KESSELMAN AS INDEPENDENT REGISTERED ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:             Aug. 8, 2014